Financial instruments, Financial Risks and Capital Management - Additional Information (Detail) $ in Thousands	Dec. 31, 2022 SGD ($) Customers	Dec. 31, 2021 SGD ($) Customers
Disclosure of financial assets [line items]
Percentage of accounts receivable from major customers	77.00%	80.00%
Number of major customers accounts receivable | Customers	5	3
Debt instrument unused borrowing capacity	$ 25,700	$ 21,900
Variable Interest Rate Instruments [Member]
Disclosure of financial assets [line items]
Non-derivative financial liabilities	$ 0	12,091
Currency risk [member]
Disclosure of financial assets [line items]
Risk exposure associated with instruments sharing characteristic percentage change in risk	5.00%
Risk exposure associated with instruments sharing characteristic	$ 4,300	$ 3,800